Memorandum items - Schedule of contingent commitments (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Loan commitments granted
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	€ 321,234	€ 302,861	€ 279,589
Loan commitments granted | Financial instruments credit-impaired
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	345	511	406
Financial guarantees granted
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	17,449	16,901	15,435
Financial guarantees granted | Financial instruments credit-impaired
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	332	217	578
Financial guarantees
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	17,437	16,887	15,400
Credit derivatives sold
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	12	14	35
Other commitments granted
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	148,118	134,493	113,273
Other commitments granted | Financial instruments credit-impaired
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	668	793	542
Technical guarantees
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	62,161	61,551	57,363
Other
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	€ 85,957	€ 72,942	€ 55,910